UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON
, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03023

FORUM FUNDS

Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: April 30

Date of reporting period: November 1, 2019 – January 31, 2020

Item 1.  Schedule of Investments.

MONONGAHELA ALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2020
1
The following is a summary of the inputs used to value the Fund's investments as of January 31, 2020.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the
Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term
U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Level 1 value displayed in this table is Common Stock. The Level 2 value displayed in this table is a Money Market Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.
Shares Security Description Value
Common Stock - 94.5%
Communication Services - 2.1%
10,000 Meredith Corp. $ 300,500
Consumer Discretionary - 16.9%
1,500 Cracker Barrel Old Country Store,
Inc. 229,395
26,000 El Pollo Loco Holdings, Inc.
(a)
358,280
2,000 Hasbro, Inc. 203,740
21,000 Tapestry, Inc. 541,170
5,000 Target Corp. 553,700
7,000 Williams-Sonoma, Inc. 490,560
2,376,845
Consumer Staples - 12.1%
9,000 General Mills, Inc. 469,980
5,000 The Coca-Cola Co. 292,000
3,000 The Procter & Gamble Co. 373,860
11,000 United-Guardian, Inc. 184,800
7,500 Walgreens Boots Alliance, Inc. 381,375
1,702,015
Financials - 9.5%
2,000 American Express Co. 259,740
5,000 CB Financial Services, Inc. 146,000
10,000 Equitable Holdings, Inc. 240,200
9,000 MetLife, Inc. 447,390
11,000 Old Republic International Corp. 248,050
1,341,380
Health Care - 16.2%
5,000 AbbVie, Inc. 405,100
2,500 Eli Lilly & Co. 349,100
4,000 Gilead Sciences, Inc. 252,800
5,500 Hologic, Inc.
(a)
294,360
4,500 PerkinElmer, Inc. 416,160
3,500 Phibro Animal Health Corp.,
Class A 83,020
1,000 Teleflex, Inc. 371,510
500 Waters Corp.
(a)
111,895
2,283,945
Industrials - 22.4%
1,000 Caterpillar, Inc. 131,350
2,500 CH Robinson Worldwide, Inc. 180,550
6,000 Cubic Corp. 391,740
6,000 Emerson Electric Co. 429,780
3,000 FedEx Corp. 433,920
6,500 Fortune Brands Home & Security,
Inc. 446,615
16,500 Healthcare Services Group, Inc. 422,400
4,000 Hubbell, Inc. 572,920
4,000 The Gorman-Rupp Co. 147,640
3,156,915
Materials - 2.7%
2,500 International Flavors &
Fragrances, Inc. 327,775
2,500 The Mosaic Co. 49,600
377,375
Technology - 11.5%
5,000 Badger Meter, Inc. 295,300
2,500 Brooks Automation, Inc. 95,200
13,500 Corning, Inc. 360,315
2,250 International Business Machines
Corp. 323,393
8,500 Seagate Technology PLC 484,415
500 Texas Instruments, Inc. 60,325
1,618,948
Shares Security Description Value
Utilities - 1.1%
3,500 National Fuel Gas Co. $ 151,165
Total Common Stock (Cost $11,433,663) 13,309,088
Shares Security Description Value
Money Market Fund - 7.2%
1,020,381 Dreyfus Treasury
Securities Cash
Management,
Institutional Shares,
1.43%
(b)
(Cost $1,020,381) 1,020,381
Investments, at value - 101.7% (Cost $12,454,044) $ 14,329,469
Other Assets & Liabilities, Net - (1.7)% (238,946)
Net Assets - 100.0% $ 14,090,523
PLC Public Limited Company
(a) Non-income producing security.
(b) Dividend yield changes daily to reflect current market
conditions. Rate was the quoted yield as of January 31,
2020.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 13,309,088
Level 2 - Other Significant Observable Inputs 1,020,381
Level 3 - Significant Unobservable Inputs –
Total $ 14,329,469

MONONGAHELA ALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2020
2
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN
CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES
TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE
FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.
THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT
THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN
SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.
(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)
 under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	March 9, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	March 9, 2020

By	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date	March 9, 2020